4. Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
	March 31, 2015	December 31, 2014

Patents	$67,647	$61,690
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(16,287)	(15,261)
Patents - net	$51,360	$46,430

Future Amortization of Intangible Assets
Year Ending December 31
2015	$4,257
2016	4,302
2017	4,297
2018	4,297
2019	4,297
2020 and Thereafter	29,910
$51,360